Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,131,541,756.14
Previously Paid Amount	0.00
Total Fee Amount	570,565.92
Total Offset Amount	0.00
Net Fee	$ 570,565.92